Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on:
Year(1)	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Other NEO's	Average Compensation Actually paid to Other NEO's (2)	Total Shareholder Return	Total Shareholder Return Peer Group (3)	Net Income	Adjusted Net Earnings(4)
2023	$2,353,920	$1,251,223	$685,134	$491,198	$100.21	$129.44	$25,707,000	$29,669,000
2022	$2,721,053	$3,461,360	$791,514	$908,672	$113.68	$102.98	$36,063,000	$35,884,000
2021	$3,624,818	$4,704,237	$895,018	$1,057,375	$109.18	$121.54	$20,221,000	$25,606,000
2020	$2,240,175	$1,704,560	$702,482	$560,817	$92.59	$107.66	$10,787,000	$17,975,000

Company Selected Measure Name	Adjusted Net Earnings
Named Executive Officers, Footnote	For each covered year, the CEO was Ziv Shoshani. For each covered year, the Other NEOs were William M. Clancy and Amir Tal.
Peer Group Issuers, Footnote	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K. The table below shows the companies that comprised the peer group. Beginning in 2024, peer group TSR is to be based solely on the composition of the peer group in the reporting year, which resulted in a revised calculation of the 2020 peer group TSR from what was presented in the prior year report. Additionally, there were errors in the calculations of the peer group TSR that were reported in the prior year for 2022, 2021 and 2020. The corrected values have been presented in this proxy statement and represent an increase in the 2022 peer group TSR of $1.48 or 1.4%, an increase in the 2021 peer group TSR of $0.12 or 0.1%, and a decrease in the 2020 peer group TSR of $0.78 or 0.6%, when compared to the figures presented in the prior year proxy statement.

CTS Corp
Luna Innovations Inc.
inTEST Corporation
Kyowa
Spectris plc
TT Electronics
FARO Technologies Inc.
ESCO Technologies Inc.

PEO Total Compensation Amount	$ 2,353,920	$ 2,721,053	$ 3,624,818	$ 2,240,175
PEO Actually Paid Compensation Amount	$ 1,251,223	3,461,360	4,704,237	1,704,560
Adjustment To PEO Compensation, Footnote	For 2023, amounts reported in this column are based on the total compensation and the average of the total compensation reported for our CEO and Other NEOs, respectively in the Summary Compensation Table and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	CEO	Average of Other NEOs
Total reported in 2023 Summary Compensation Table (SCT)	$2,353,920	$685,134
Less: Value of Stock & Option Awards reported in SCT	(1,409,021)	(238,187)
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(19,212)	(16,743)
Plus: Pension Service Cost and impact of Pension Plan Amendments	5,723	—
Plus: Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	825,772	139,593
Plus: Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(322,910)	(49,930)
Plus: FMV of Awards Granted this Year and that Vested this year	—	—
Plus: Change in Fair Value (From Prior Year-End) of Prior Year awards that Vested this year	(183,049)	(28,669)
Less: Prior Year Fair Value of Prior Year awards that failed to vest this year.	—	—
Total Adjustments	(1,102,697)	(193,936)
"Compensation Actually Paid" for Fiscal Year 2023	$1,251,223	$491,198

Non-PEO NEO Average Total Compensation Amount	$ 685,134	791,514	895,018	702,482
Non-PEO NEO Average Compensation Actually Paid Amount	$ 491,198	908,672	1,057,375	560,817
Adjustment to Non-PEO NEO Compensation Footnote	For 2023, amounts reported in this column are based on the total compensation and the average of the total compensation reported for our CEO and Other NEOs, respectively in the Summary Compensation Table and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	CEO	Average of Other NEOs
Total reported in 2023 Summary Compensation Table (SCT)	$2,353,920	$685,134
Less: Value of Stock & Option Awards reported in SCT	(1,409,021)	(238,187)
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(19,212)	(16,743)
Plus: Pension Service Cost and impact of Pension Plan Amendments	5,723	—
Plus: Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	825,772	139,593
Plus: Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(322,910)	(49,930)
Plus: FMV of Awards Granted this Year and that Vested this year	—	—
Plus: Change in Fair Value (From Prior Year-End) of Prior Year awards that Vested this year	(183,049)	(28,669)
Less: Prior Year Fair Value of Prior Year awards that failed to vest this year.	—	—
Total Adjustments	(1,102,697)	(193,936)
"Compensation Actually Paid" for Fiscal Year 2023	$1,251,223	$491,198

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Adjusted operating margin
Adjusted EBITDA
Cumulative adjusted net earnings
Cumulative adjusted free cash

Total Shareholder Return Amount	$ 100.21	113.68	109.18	92.59
Peer Group Total Shareholder Return Amount	129.44	102.98	121.54	107.66
Net Income (Loss)	$ 25,707,000	$ 36,063,000	$ 20,221,000	$ 10,787,000
Company Selected Measure Amount	29,669,000	35,884,000	25,606,000	17,975,000
PEO Name	Ziv Shoshani	Ziv Shoshani	Ziv Shoshani	Ziv Shoshani
Additional 402(v) Disclosure
The charts below describe the relationship between compensation actually paid to our chief executive officer and to our other named executive officers (as calculated above) and our financial and stock performance for the indicated years. In addition, the first table below compares our cumulative total shareholder return ("TSR") and peer group cumulative TSR for the indicated years.
The following were the most important financial performance measures, as determined by the Company, that link the compensation actually paid to our CEO and Other NEOs to the Company’s performance for the most recently completed fiscal year.
Each of these financial performance measures are used in our incentive programs to determine the level of payout. For more information on each of these performance measures, see Annual Performance Cash Bonus and Equity Compensation beginning on page 26 of this Proxy Statement.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Earnings
Non-GAAP Measure Description
In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year. The Company determined Adjusted Net Earnings which is a metric included in our long-term incentive program, meets this requirement and therefore, we have included this financial performance measure in the Pay versus Performance table. For the fiscal years ended 2023 and 2022, a reconciliation of Adjusted Net Earnings to the nearest GAAP measure can be found in the Form 10-K. For the fiscal year ended 2021 and 2020, a reconciliation of Adjusted Net Earnings to the nearest GAAP measure can be found in our Form 10-K for the fiscal year ended December 31, 2022, which was filed with the SEC on March 1, 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted operating margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Cumulative adjusted net earnings
Measure:: 5
Pay vs Performance Disclosure
Name	Cumulative adjusted free cash
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,102,697)
PEO | Stock And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,409,021)
PEO | Change In Pension Value And Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,212)
PEO | Pension Service Cost And Impact Of Pension Plan Amendments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,723
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	825,772
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(322,910)
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(183,049)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(193,936)
Non-PEO NEO | Stock And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(238,187)
Non-PEO NEO | Change In Pension Value And Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,743)
Non-PEO NEO | Pension Service Cost And Impact Of Pension Plan Amendments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,593
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,930)
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,669)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0